Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Entity Registrant Name	WATERS CORP /DE/
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001000697
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-14010
Entity Tax Identification Number	13-3668640
Entity Address, Address Line One	34 Maple Street
Entity Address, City or Town	Milford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01757
City Area Code	(508)
Local Phone Number	478-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	WAT
Entity Emerging Growth Company	false